Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.52%
Advertising–0.35%
Interpublic Group of Cos., Inc. (The)	23,959	$387,896
Omnicom Group, Inc.	6,725	369,203
		757,099
Aerospace & Defense–1.92%
Boeing Co. (The)	1,614	240,712
General Dynamics Corp.	3,081	407,647
Howmet Aerospace, Inc.	17,434	279,990
Huntington Ingalls Industries, Inc.	2,195	399,951
L3Harris Technologies, Inc.	2,756	496,411
Lockheed Martin Corp.	1,427	483,682
Northrop Grumman Corp.	1,600	484,080
Raytheon Co.	2,537	332,727
Raytheon Technologies Corp.	3,700	349,021
Textron, Inc.	12,699	338,682
TransDigm Group, Inc.	958	306,742
		4,119,645
Agricultural & Farm Machinery–0.21%
Deere & Co.	3,198	441,836
Agricultural Products–0.20%
Archer-Daniels-Midland Co.	12,207	429,442
Air Freight & Logistics–0.84%
C.H. Robinson Worldwide, Inc.	7,208	477,170
Expeditors International of Washington, Inc.	7,245	483,386
FedEx Corp.	3,330	403,796
United Parcel Service, Inc., Class B	4,650	434,403
		1,798,755
Airlines–0.61%
Alaska Air Group, Inc.	8,185	233,027
American Airlines Group, Inc.(b)	20,079	244,763
Delta Air Lines, Inc.	9,726	277,483
Southwest Airlines Co.	10,189	362,830
United Airlines Holdings, Inc.(c)	6,300	198,765
		1,316,868
Alternative Carriers–0.18%
CenturyLink, Inc.	40,573	383,821
Apparel Retail–0.67%
Gap, Inc. (The)	33,060	232,742
L Brands, Inc.	31,174	360,371
Ross Stores, Inc.	4,777	415,456
TJX Cos., Inc. (The)	9,139	436,936
		1,445,505
Apparel, Accessories & Luxury Goods–0.85%
Capri Holdings Ltd.(c)	14,228	153,520
Hanesbrands, Inc.	38,318	301,563
PVH Corp.	5,283	198,852
Ralph Lauren Corp.	4,718	315,304
Tapestry, Inc.	21,271	275,460
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class A(c)	14,559	$134,088
Under Armour, Inc., Class C(c)	15,040	121,222
VF Corp.	5,923	320,316
		1,820,325
Application Software–2.18%
Adobe, Inc.(c)	1,735	552,146
ANSYS, Inc.(c)	2,172	504,925
Autodesk, Inc.(c)	3,075	480,007
Cadence Design Systems, Inc.(c)	8,123	536,443
Citrix Systems, Inc.	4,999	707,608
Intuit, Inc.	2,124	488,520
Paycom Software, Inc.(c)	1,888	381,395
salesforce.com, inc.(c)	3,423	492,844
Synopsys, Inc.(c)	4,035	519,668
		4,663,556
Asset Management & Custody Banks–1.41%
Ameriprise Financial, Inc.	3,294	337,569
Bank of New York Mellon Corp. (The)	10,986	370,008
BlackRock, Inc.	1,106	486,607
Franklin Resources, Inc.	21,230	354,329
Invesco Ltd.(d)	31,316	284,349
Northern Trust Corp.	5,106	385,299
State Street Corp.	6,973	371,452
T. Rowe Price Group, Inc.	4,477	437,179
		3,026,792
Auto Parts & Equipment–0.28%
Aptiv PLC	5,898	290,417
BorgWarner, Inc.	12,597	306,989
		597,406
Automobile Manufacturers–0.28%
Ford Motor Co.	59,782	288,747
General Motors Co.	15,477	321,612
		610,359
Automotive Retail–0.65%
Advance Auto Parts, Inc.	3,554	331,659
AutoZone, Inc.(c)	446	377,316
CarMax, Inc.(c)	5,636	303,386
O’Reilly Automotive, Inc.(c)	1,250	376,313
		1,388,674
Biotechnology–2.04%
AbbVie, Inc.	6,281	478,549
Alexion Pharmaceuticals, Inc.(c)	4,996	448,591
Amgen, Inc.	2,330	472,361
Biogen, Inc.(c)	1,863	589,416
Gilead Sciences, Inc.	8,389	627,161
Incyte Corp.(c)	6,029	441,504
Regeneron Pharmaceuticals, Inc.(c)	1,465	715,345
Vertex Pharmaceuticals, Inc.(c)	2,519	599,396
		4,372,323

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Brewers–0.20%
Molson Coors Beverage Co., Class B	10,859	$423,610
Broadcasting–0.41%
Discovery, Inc., Class A(c)	5,610	109,058
Discovery, Inc., Class C(c)	12,319	216,075
Fox Corp., Class A	10,371	245,067
Fox Corp., Class B	4,750	108,680
ViacomCBS, Inc., Class B	14,279	200,049
		878,929
Building Products–1.14%
A.O. Smith Corp.	11,861	448,464
Allegion PLC	4,485	412,710
Fortune Brands Home & Security, Inc.	8,476	366,587
Johnson Controls International PLC	13,644	367,842
Masco Corp.	11,737	405,748
Trane Technologies PLC	5,391	445,243
		2,446,594
Cable & Satellite–0.59%
Charter Communications, Inc., Class A(c)	1,160	506,120
Comcast Corp., Class A	12,661	435,285
DISH Network Corp., Class A(c)	16,169	323,218
		1,264,623
Casinos & Gaming–0.37%
Las Vegas Sands Corp.	7,992	339,420
MGM Resorts International	16,847	198,795
Wynn Resorts Ltd.	4,251	255,868
		794,083
Commodity Chemicals–0.28%
Dow, Inc.	10,355	302,780
LyondellBasell Industries N.V., Class A	5,957	295,646
		598,426
Communications Equipment–1.11%
Arista Networks, Inc.(c)	2,859	579,091
Cisco Systems, Inc.	12,180	478,796
F5 Networks, Inc.(c)	3,961	422,361
Juniper Networks, Inc.	22,867	437,674
Motorola Solutions, Inc.	3,437	456,846
		2,374,768
Computer & Electronics Retail–0.17%
Best Buy Co., Inc.	6,507	370,899
Construction & Engineering–0.43%
Jacobs Engineering Group, Inc.	6,128	485,766
Quanta Services, Inc.	13,438	426,388
		912,154
Construction Machinery & Heavy Trucks–0.75%
Caterpillar, Inc.	3,800	440,952
Cummins, Inc.	3,023	409,072
PACCAR, Inc.	6,728	411,283
Wabtec Corp.	7,341	353,322
		1,614,629
Construction Materials–0.37%
Martin Marietta Materials, Inc.	1,998	378,082
Shares		Value
Construction Materials–(continued)
Vulcan Materials Co.	3,858	$416,934
		795,016
Consumer Electronics–0.20%
Garmin Ltd.	5,662	424,424
Consumer Finance–0.52%
American Express Co.(b)	4,423	378,653
Capital One Financial Corp.	5,286	266,520
Discover Financial Services	6,365	227,040
Synchrony Financial	14,639	235,541
		1,107,754
Copper–0.14%
Freeport-McMoRan, Inc.	42,874	289,399
Data Processing & Outsourced Services–2.59%
Alliance Data Systems Corp.	5,013	168,687
Automatic Data Processing, Inc.	3,278	448,037
Broadridge Financial Solutions, Inc.	4,608	436,977
Fidelity National Information Services, Inc.	3,996	486,073
Fiserv, Inc.(c)	4,725	448,828
FleetCor Technologies, Inc.(c)	1,810	337,637
Global Payments, Inc.	3,083	444,661
Jack Henry & Associates, Inc.	3,782	587,118
Mastercard, Inc., Class A	1,863	450,026
Paychex, Inc.	6,485	408,036
PayPal Holdings, Inc.(c)	5,124	490,572
Visa, Inc., Class A	2,979	479,977
Western Union Co. (The)	20,263	367,368
		5,553,997
Department Stores–0.26%
Kohl’s Corp.	11,428	166,734
Macy’s, Inc.	36,349	178,474
Nordstrom, Inc.	14,376	220,528
		565,736
Distillers & Vintners–0.43%
Brown-Forman Corp., Class B	8,641	479,662
Constellation Brands, Inc., Class A	3,030	434,381
		914,043
Distributors–0.31%
Genuine Parts Co.	5,246	353,213
LKQ Corp.(c)	15,280	313,393
		666,606
Diversified Banks–0.76%
Bank of America Corp.	16,021	340,126
Citigroup, Inc.	7,223	304,233
JPMorgan Chase & Co.	4,035	363,271
U.S. Bancorp	9,154	315,355
Wells Fargo & Co.	10,257	294,376
		1,617,361
Diversified Chemicals–0.15%
Eastman Chemical Co.	7,022	327,085
Diversified Support Services–0.37%
Cintas Corp.	2,107	364,975
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Diversified Support Services–(continued)
Copart, Inc.(c)	6,226	$426,605
		791,580
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.	9,532	436,089
Electric Utilities–3.32%
Alliant Energy Corp.	10,425	503,423
American Electric Power Co., Inc.	5,994	479,400
Duke Energy Corp.	6,124	495,309
Edison International	7,590	415,856
Entergy Corp.	4,663	438,182
Evergy, Inc.	8,791	483,945
Eversource Energy	6,783	530,498
Exelon Corp.	12,592	463,512
FirstEnergy Corp.	11,507	461,086
NextEra Energy, Inc.	2,328	560,163
NRG Energy, Inc.	14,015	382,049
Pinnacle West Capital Corp.	6,405	485,435
PPL Corp.	15,481	382,071
Southern Co. (The)	9,081	491,645
Xcel Energy, Inc.	8,862	534,379
		7,106,953
Electrical Components & Equipment–0.75%
AMETEK, Inc.	5,597	403,096
Eaton Corp. PLC	5,895	457,983
Emerson Electric Co.	7,262	346,034
Rockwell Automation, Inc.	2,711	409,117
		1,616,230
Electronic Components–0.36%
Amphenol Corp., Class A	5,149	375,259
Corning, Inc.	19,199	394,348
		769,607
Electronic Equipment & Instruments–0.54%
FLIR Systems, Inc.	10,377	330,922
Keysight Technologies, Inc.(c)	5,117	428,191
Zebra Technologies Corp., Class A(c)	2,140	392,904
		1,152,017
Electronic Manufacturing Services–0.37%
IPG Photonics Corp.(c)	3,814	420,608
TE Connectivity Ltd.	5,870	369,693
		790,301
Environmental & Facilities Services–0.71%
Republic Services, Inc.	6,189	464,547
Rollins, Inc.	16,745	605,164
Waste Management, Inc.	4,925	455,858
		1,525,569
Fertilizers & Agricultural Chemicals–0.75%
CF Industries Holdings, Inc.	12,224	332,493
Corteva, Inc.	20,829	489,481
FMC Corp.	5,562	454,360
Mosaic Co. (The)	29,618	320,467
		1,596,801
Financial Exchanges & Data–1.86%
Cboe Global Markets, Inc.	4,776	426,258
Shares		Value
Financial Exchanges & Data–(continued)
CME Group, Inc., Class A	2,696	$466,165
Intercontinental Exchange, Inc.	6,003	484,742
MarketAxess Holdings, Inc.	1,475	490,541
Moody’s Corp.	2,346	496,179
MSCI, Inc.	2,121	612,884
Nasdaq, Inc.	5,280	501,336
S&P Global, Inc.	2,034	498,432
		3,976,537
Food Distributors–0.14%
Sysco Corp.	6,605	301,386
Food Retail–0.28%
Kroger Co. (The)	19,643	591,647
Footwear–0.22%
NIKE, Inc., Class B	5,642	466,819
Gas Utilities–0.24%
Atmos Energy Corp.	5,153	511,332
General Merchandise Stores–0.64%
Dollar General Corp.	3,567	538,653
Dollar Tree, Inc.(c)	5,895	433,105
Target Corp.	4,336	403,118
		1,374,876
Gold–0.28%
Newmont Corp.	13,363	605,077
Health Care Distributors–0.94%
AmerisourceBergen Corp.	6,503	575,516
Cardinal Health, Inc.	10,282	492,919
Henry Schein, Inc.(c)	8,056	406,989
McKesson Corp.	3,923	530,625
		2,006,049
Health Care Equipment–3.65%
Abbott Laboratories	6,390	504,235
ABIOMED, Inc.(c)	3,033	440,270
Baxter International, Inc.	6,572	533,581
Becton, Dickinson and Co.	2,053	471,718
Boston Scientific Corp.(c)	12,237	399,293
Danaher Corp.	3,714	514,055
Edwards Lifesciences Corp.(c)	2,371	447,218
Hologic, Inc.(c)	10,381	364,373
IDEXX Laboratories, Inc.(c)	2,181	528,325
Intuitive Surgical, Inc.(c)	951	470,945
Medtronic PLC	4,859	438,185
ResMed, Inc.	3,591	528,918
STERIS PLC	3,631	508,231
Stryker Corp.	2,718	452,520
Teleflex, Inc.	1,533	448,954
Varian Medical Systems, Inc.(c)	3,904	400,785
Zimmer Biomet Holdings, Inc.	3,725	376,523
		7,828,129
Health Care Facilities–0.34%
HCA Healthcare, Inc.	3,869	347,630
Universal Health Services, Inc., Class B	3,830	379,476
		727,106
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–0.46%
Healthpeak Properties, Inc.	17,109	$408,050
Ventas, Inc.	9,941	266,419
Welltower, Inc.	7,013	321,055
		995,524
Health Care Services–1.11%
Cigna Corp.	2,905	514,708
CVS Health Corp.	7,497	444,797
DaVita, Inc.(c)	7,588	577,143
Laboratory Corp. of America Holdings(c)	3,311	418,478
Quest Diagnostics, Inc.	5,244	421,093
		2,376,219
Health Care Supplies–0.57%
Align Technology, Inc.(c)	2,073	360,598
Cooper Cos., Inc. (The)	1,740	479,666
DENTSPLY SIRONA, Inc.	9,786	379,991
		1,220,255
Health Care Technology–0.22%
Cerner Corp.	7,639	481,181
Home Furnishings–0.28%
Leggett & Platt, Inc.	10,878	290,225
Mohawk Industries, Inc.(c)	3,999	304,884
		595,109
Home Improvement Retail–0.41%
Home Depot, Inc. (The)	2,577	481,152
Lowe’s Cos., Inc.	4,666	401,509
		882,661
Homebuilding–0.64%
D.R. Horton, Inc.	10,066	342,244
Lennar Corp., Class A	9,464	361,525
NVR, Inc.(c)	145	372,521
PulteGroup, Inc.	13,664	304,980
		1,381,270
Hotel & Resort REITs–0.16%
Host Hotels & Resorts, Inc.	30,740	339,370
Hotels, Resorts & Cruise Lines–0.48%
Carnival Corp.(c)	11,629	153,154
Hilton Worldwide Holdings, Inc.	5,146	351,163
Marriott International, Inc., Class A	3,784	283,081
Norwegian Cruise Line Holdings Ltd.(c)	9,891	108,405
Royal Caribbean Cruises Ltd.	4,391	141,259
		1,037,062
Household Appliances–0.15%
Whirlpool Corp.	3,717	318,919
Household Products–1.25%
Church & Dwight Co., Inc.	7,883	505,931
Clorox Co. (The)	3,636	629,937
Colgate-Palmolive Co.	8,032	533,004
Kimberly-Clark Corp.	4,060	519,152
Procter & Gamble Co. (The)	4,397	483,670
		2,671,694
Shares		Value
Housewares & Specialties–0.18%
Newell Brands, Inc.	28,724	$381,455
Human Resource & Employment Services–0.16%
Robert Half International, Inc.	8,951	337,900
Hypermarkets & Super Centers–0.49%
Costco Wholesale Corp.	1,890	538,896
Walmart, Inc.	4,586	521,061
		1,059,957
Independent Power Producers & Energy Traders–0.19%
AES Corp. (The)	29,164	396,630
Industrial Conglomerates–0.81%
3M Co.	3,268	446,115
General Electric Co.	48,658	386,345
Honeywell International, Inc.	3,117	417,023
Roper Technologies, Inc.	1,574	490,789
		1,740,272
Industrial Gases–0.44%
Air Products and Chemicals, Inc.	2,391	477,267
Linde PLC (United Kingdom)	2,639	456,547
		933,814
Industrial Machinery–1.92%
Dover Corp.	4,854	407,445
Flowserve Corp.	11,397	272,274
Fortive Corp.	7,338	404,984
IDEX Corp.	3,296	455,211
Illinois Tool Works, Inc.	3,112	442,277
Ingersoll Rand, Inc.(c)	11,148	276,470
Parker-Hannifin Corp.	2,671	346,509
Pentair PLC	12,034	358,132
Snap-on, Inc.	3,238	352,359
Stanley Black & Decker, Inc.	3,352	335,200
Xylem, Inc.	7,099	462,358
		4,113,219
Industrial REITs–0.48%
Duke Realty Corp.	16,128	522,224
Prologis, Inc.	6,232	500,866
		1,023,090
Insurance Brokers–0.85%
Aon PLC	2,676	441,647
Arthur J. Gallagher & Co.	5,842	476,181
Marsh & McLennan Cos., Inc.	4,990	431,435
Willis Towers Watson PLC	2,757	468,277
		1,817,540
Integrated Oil & Gas–0.38%
Chevron Corp.	4,677	338,895
Exxon Mobil Corp.	7,970	302,621
Occidental Petroleum Corp.	14,632	169,439
		810,955
Integrated Telecommunication Services–0.42%
AT&T, Inc.	14,421	420,372
Verizon Communications, Inc.	9,073	487,492
		907,864
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Home Entertainment–0.76%
Activision Blizzard, Inc.	9,407	$559,528
Electronic Arts, Inc.(c)	5,276	528,497
Take-Two Interactive Software, Inc.(c)	4,528	537,066
		1,625,091
Interactive Media & Services–0.65%
Alphabet, Inc., Class A(c)	203	235,876
Alphabet, Inc., Class C(c)	205	238,376
Facebook, Inc., Class A(c)	2,842	474,045
Twitter, Inc.(c)	18,157	445,936
		1,394,233
Internet & Direct Marketing Retail–0.81%
Amazon.com, Inc.(c)	313	610,263
Booking Holdings, Inc.(c)	279	375,344
eBay, Inc.	15,551	467,463
Expedia Group, Inc.	4,892	275,273
		1,728,343
Internet Services & Infrastructure–0.52%
Akamai Technologies, Inc.(c)	6,515	596,058
VeriSign, Inc.(c)	2,881	518,839
		1,114,897
Investment Banking & Brokerage–0.90%
Charles Schwab Corp. (The)	11,046	371,366
E*TRADE Financial Corp.	12,221	419,425
Goldman Sachs Group, Inc. (The)	2,452	379,055
Morgan Stanley	10,982	373,388
Raymond James Financial, Inc.	6,071	383,687
		1,926,921
IT Consulting & Other Services–1.12%
Accenture PLC, Class A	2,669	435,741
Cognizant Technology Solutions Corp., Class A	8,951	415,953
DXC Technology Co.	14,706	191,913
Gartner, Inc.(c)	3,499	348,396
International Business Machines Corp.	4,110	455,922
Leidos Holdings, Inc.	6,008	550,633
		2,398,558
Leisure Products–0.18%
Hasbro, Inc.	5,308	379,787
Life & Health Insurance–1.03%
Aflac, Inc.	10,377	355,309
Globe Life, Inc.	5,223	375,899
Lincoln National Corp.	9,237	243,118
MetLife, Inc.	10,951	334,772
Principal Financial Group, Inc.	10,163	318,508
Prudential Financial, Inc.	5,861	305,593
Unum Group	18,186	272,972
		2,206,171
Life Sciences Tools & Services–1.49%
Agilent Technologies, Inc.	6,591	472,047
Illumina, Inc.(c)	1,699	464,031
IQVIA Holdings, Inc.(c)	3,808	410,731
Mettler-Toledo International, Inc.(c)	716	494,405
PerkinElmer, Inc.	5,845	440,012
Shares		Value
Life Sciences Tools & Services–(continued)
Thermo Fisher Scientific, Inc.	1,721	$488,075
Waters Corp.(c)	2,356	428,910
		3,198,211
Managed Health Care–0.93%
Anthem, Inc.	1,941	440,685
Centene Corp.(c)	9,560	567,960
Humana, Inc.	1,562	490,499
UnitedHealth Group, Inc.	1,935	482,550
		1,981,694
Metal & Glass Containers–0.26%
Ball Corp.	8,711	563,253
Motorcycle Manufacturers–0.13%
Harley-Davidson, Inc.	14,773	279,653
Movies & Entertainment–0.68%
Live Nation Entertainment, Inc.(c)	8,575	389,819
Netflix, Inc.(c)	1,848	693,924
Walt Disney Co. (The)	3,768	363,989
		1,447,732
Multi-line Insurance–0.48%
American International Group, Inc.	10,692	259,281
Assurant, Inc.	4,241	441,446
Hartford Financial Services Group, Inc. (The)	9,034	318,358
		1,019,085
Multi-Sector Holdings–0.21%
Berkshire Hathaway, Inc., Class B(c)	2,447	447,385
Multi-Utilities–2.19%
Ameren Corp.	7,355	535,665
CenterPoint Energy, Inc.	21,271	328,637
CMS Energy Corp.	9,046	531,453
Consolidated Edison, Inc.	6,282	489,996
Dominion Energy, Inc.	6,822	492,480
DTE Energy Co.	4,418	419,577
NiSource, Inc.	20,527	512,559
Public Service Enterprise Group, Inc.	9,423	423,187
Sempra Energy	3,708	418,967
WEC Energy Group, Inc.	6,187	545,260
		4,697,781
Office REITs–0.67%
Alexandria Real Estate Equities, Inc.	3,525	483,136
Boston Properties, Inc.	4,085	376,760
SL Green Realty Corp.	6,220	268,082
Vornado Realty Trust	8,453	306,083
		1,434,061
Oil & Gas Drilling–0.10%
Helmerich & Payne, Inc.	13,109	205,156
Oil & Gas Equipment & Services–0.47%
Baker Hughes Co., Class A	23,341	245,080
Halliburton Co.	23,001	157,557
National Oilwell Varco, Inc.	23,184	227,899
Schlumberger Ltd.	14,148	190,856
TechnipFMC PLC (United Kingdom)	27,589	185,950
		1,007,342
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Exploration & Production–1.27%
Apache Corp.	25,844	$108,028
Cabot Oil & Gas Corp.	34,272	589,136
Concho Resources, Inc.	7,006	300,207
ConocoPhillips	8,800	271,040
Devon Energy Corp.	23,500	162,385
Diamondback Energy, Inc.	6,484	169,881
EOG Resources, Inc.	7,309	262,539
Hess Corp.	8,853	294,805
Marathon Oil Corp.	43,379	142,717
Noble Energy, Inc.	24,655	148,916
Pioneer Natural Resources Co.	3,941	276,461
		2,726,115
Oil & Gas Refining & Marketing–0.48%
HollyFrontier Corp.	10,993	269,438
Marathon Petroleum Corp.	9,414	222,359
Phillips 66	4,882	261,919
Valero Energy Corp.	5,882	266,808
		1,020,524
Oil & Gas Storage & Transportation–0.41%
Kinder Morgan, Inc.	27,315	380,225
ONEOK, Inc.	7,540	164,447
Williams Cos., Inc. (The)	24,297	343,803
		888,475
Packaged Foods & Meats–2.80%
Campbell Soup Co.	11,529	532,179
Conagra Brands, Inc.	19,442	570,428
General Mills, Inc.	10,692	564,217
Hershey Co. (The)	3,749	496,742
Hormel Foods Corp.	12,289	573,159
JM Smucker Co. (The)	5,434	603,174
Kellogg Co.	8,328	499,597
Kraft Heinz Co. (The)	17,461	431,985
Lamb Weston Holdings, Inc.	6,561	374,633
McCormick & Co., Inc.	3,293	465,004
Mondelez International, Inc., Class A	10,363	518,979
Tyson Foods, Inc., Class A	6,272	362,961
		5,993,058
Paper Packaging–1.12%
Amcor PLC	52,253	424,294
Avery Dennison Corp.	4,244	432,336
International Paper Co.	11,902	370,509
Packaging Corp. of America	4,968	431,372
Sealed Air Corp.	14,516	358,690
Westrock Co.	13,494	381,341
		2,398,542
Personal Products–0.32%
Coty, Inc., Class A	49,800	256,968
Estee Lauder Cos., Inc. (The), Class A	2,714	432,449
		689,417
Pharmaceuticals–2.12%
Allergan PLC	2,929	518,726
Bristol-Myers Squibb Co.	8,645	481,872
Eli Lilly and Co.	4,539	629,650
Johnson & Johnson	3,902	511,669
Merck & Co., Inc.	6,186	475,951
Shares		Value
Pharmaceuticals–(continued)
Mylan N.V.(c)	28,829	$429,840
Perrigo Co. PLC	10,230	491,961
Pfizer, Inc.	14,395	469,853
Zoetis, Inc.	4,433	521,720
		4,531,242
Property & Casualty Insurance–1.41%
Allstate Corp. (The)	5,029	461,310
Chubb Ltd.	3,567	398,398
Cincinnati Financial Corp.	5,231	394,679
Loews Corp.	10,902	379,717
Progressive Corp. (The)	7,645	564,507
Travelers Cos., Inc. (The)	4,066	403,957
W.R. Berkley Corp.	7,932	413,812
		3,016,380
Publishing–0.17%
News Corp., Class A	30,685	275,398
News Corp., Class B	9,688	87,095
		362,493
Railroads–0.82%
CSX Corp.	7,581	434,391
Kansas City Southern	3,643	463,317
Norfolk Southern Corp.	2,902	423,692
Union Pacific Corp.	3,116	439,481
		1,760,881
Real Estate Services–0.17%
CBRE Group, Inc., Class A(c)	9,470	357,114
Regional Banks–1.85%
Citizens Financial Group, Inc.	13,753	258,694
Comerica, Inc.	7,670	225,038
Fifth Third Bancorp	17,817	264,582
First Republic Bank	4,802	395,109
Huntington Bancshares, Inc.	35,947	295,125
KeyCorp	27,506	285,237
M&T Bank Corp.	3,243	335,424
People’s United Financial, Inc.	33,140	366,197
PNC Financial Services Group, Inc. (The)	3,477	332,818
Regions Financial Corp.	32,136	288,260
SVB Financial Group(c)	2,212	334,189
Truist Financial Corp.	9,849	303,743
Zions Bancorporation N.A.	10,786	288,633
		3,973,049
Reinsurance–0.18%
Everest Re Group Ltd.	2,009	386,572
Research & Consulting Services–0.83%
Equifax, Inc.	3,977	475,053
IHS Markit Ltd.	7,396	443,760
Nielsen Holdings PLC	27,658	346,831
Verisk Analytics, Inc.	3,697	515,288
		1,780,932
Residential REITs–1.15%
Apartment Investment & Management Co., Class A	10,786	379,128
AvalonBay Communities, Inc.	2,644	389,117
Equity Residential	6,811	420,307
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Residential REITs–(continued)
Essex Property Trust, Inc.	1,835	$404,140
Mid-America Apartment Communities, Inc.	4,227	435,508
UDR, Inc.	11,928	435,849
		2,464,049
Restaurants–0.91%
Chipotle Mexican Grill, Inc.(c)	676	442,375
Darden Restaurants, Inc.	4,773	259,938
McDonald’s Corp.	2,798	462,649
Starbucks Corp.	6,222	409,034
Yum! Brands, Inc.	5,510	377,600
		1,951,596
Retail REITs–0.71%
Federal Realty Investment Trust	4,317	322,091
Kimco Realty Corp.	27,168	262,715
Realty Income Corp.	7,610	379,435
Regency Centers Corp.	9,058	348,099
Simon Property Group, Inc.	3,821	209,620
		1,521,960
Semiconductor Equipment–0.63%
Applied Materials, Inc.	9,215	422,231
KLA Corp.	3,221	462,987
Lam Research Corp.	1,959	470,160
		1,355,378
Semiconductors–2.81%
Advanced Micro Devices, Inc.(c)	13,409	609,841
Analog Devices, Inc.	4,645	416,424
Broadcom, Inc.	1,749	414,688
Intel Corp.	9,547	516,684
Maxim Integrated Products, Inc.	9,259	450,080
Microchip Technology, Inc.	5,404	366,391
Micron Technology, Inc.(c)	10,776	453,239
NVIDIA Corp.	2,463	649,247
Qorvo, Inc.(c)	4,864	392,184
QUALCOMM, Inc.	6,282	424,977
Skyworks Solutions, Inc.	4,932	440,822
Texas Instruments, Inc.	4,356	435,295
Xilinx, Inc.	5,734	446,908
		6,016,780
Soft Drinks–0.67%
Coca-Cola Co. (The)	10,138	448,607
Monster Beverage Corp.(c)	8,869	498,970
PepsiCo, Inc.	4,003	480,760
		1,428,337
Specialized Consumer Services–0.15%
H&R Block, Inc.	23,490	330,739
Specialized REITs–2.28%
American Tower Corp.	2,595	565,061
Crown Castle International Corp.	4,158	600,415
Digital Realty Trust, Inc.	4,851	673,852
Equinix, Inc.	999	623,945
Extra Space Storage, Inc.	5,393	516,434
Iron Mountain, Inc.	17,467	415,715
Public Storage	2,685	533,268
SBA Communications Corp., Class A	2,342	632,270
Shares		Value
Specialized REITs–(continued)
Weyerhaeuser Co.	18,616	$315,541
		4,876,501
Specialty Chemicals–1.29%
Albemarle Corp.	8,281	466,800
Celanese Corp.	4,432	325,265
DuPont de Nemours, Inc.	8,514	290,327
Ecolab, Inc.	2,974	463,439
International Flavors & Fragrances, Inc.(e)	4,117	420,263
PPG Industries, Inc.	4,148	346,773
Sherwin-Williams Co. (The)	964	442,977
		2,755,844
Specialty Stores–0.66%
Tiffany & Co.	4,127	534,446
Tractor Supply Co.	5,812	491,405
Ulta Beauty, Inc.(c)	2,176	382,323
		1,408,174
Steel–0.16%
Nucor Corp.	9,770	351,915
Systems Software–1.19%
Fortinet, Inc.(c)	5,222	528,310
Microsoft Corp.	3,570	563,025
NortonLifeLock, Inc.	21,222	397,063
Oracle Corp.	10,122	489,196
ServiceNow, Inc.(c)	2,021	579,178
		2,556,772
Technology Distributors–0.17%
CDW Corp.	4,008	373,826
Technology Hardware, Storage & Peripherals–1.33%
Apple, Inc.	2,005	509,851
Hewlett Packard Enterprise Co.	34,422	334,238
HP, Inc.	27,114	470,699
NetApp, Inc.	8,724	363,704
Seagate Technology PLC	9,390	458,232
Western Digital Corp.	10,161	422,901
Xerox Holdings Corp.	14,977	283,664
		2,843,289
Tobacco–0.42%
Altria Group, Inc.	10,999	425,331
Philip Morris International, Inc.	6,516	475,408
		900,739
Trading Companies & Distributors–0.57%
Fastenal Co.	14,900	465,625
United Rentals, Inc.(c)	3,390	348,831
W.W. Grainger, Inc.	1,660	412,510
		1,226,966
Trucking–0.48%
J.B. Hunt Transport Services, Inc.	4,882	450,267
Old Dominion Freight Line, Inc.	4,439	582,597
		1,032,864
Water Utilities–0.26%
American Water Works Co., Inc.	4,628	553,324
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Wireless Telecommunication Services–0.29%
T-Mobile US, Inc.(c)	7,311	$613,393
Total Common Stocks & Other Equity Interests (Cost $183,957,892)		204,611,201
Money Market Funds–4.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(f)	3,660,623	3,660,623
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(f)	2,500,399	2,499,399
Invesco Treasury Portfolio, Institutional Class, 0.30%(f)	4,183,569	4,183,569
Total Money Market Funds (Cost $10,344,319)		10,343,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $194,302,211)		214,954,792
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(f)(g)	326,418	$326,418
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(f)(g)	81,787	81,754
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $408,148)		408,172
TOTAL INVESTMENTS IN SECURITIES–100.54% (Cost $194,710,359)		215,362,964
OTHER ASSETS LESS LIABILITIES—(0.54)%		(1,162,984)
NET ASSETS–100.00%		$214,199,980
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(c)	Non-income producing security.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended March 31, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2020	Dividend Income
Invesco Ltd.	$549,469	$13,331	$-	$-	$278,451	$284,349	$9,708

(e)	All or a portion of this security was out on loan at March 31, 2020.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	75	June-2020	$9,636,375	$(150,332)	$(150,332)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$204,611,201	$—	$—	$204,611,201
Money Market Funds	10,751,763	—	—	10,751,763
Total Investments in Securities	215,362,964	—	—	215,362,964
Other Investments - Liabilities*
Futures Contracts	(150,332)	—	—	(150,332)
Total Investments	$215,212,632	$—	$—	$215,212,632

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Equally-Weighted S&P 500 Fund